Newbuildings (Tables)	6 Months Ended
Jun. 30, 2022
New buildings [Abstract]
Carrying Value of New Buildings
The table below sets forth the carrying value of our newbuildings:

	June 30, 2022	December 31, 2021
(In $ millions)
Opening balance	135.5	135.5
Impairment	(124.4)	—
Total	11.1	135.5

June 30, 2022
(In $ millions)
Three newbuildings considered in the LOI carrying value	132.0
Estimated cost to complete and respective onerous contract, net	312.4
Total	444.4
Potential sale price	320.0
Impairment charge	(124.4)
Three newbuildings considered in the LOI fair value	7.6